Share capital, share premium and other reserves - Other Reserves (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning Balance	£ (10,491)
Purchase of shares by employee benefit trusts	(38)
Contribution from parent			£ 11
Exchange movements on overseas net assets	(420)	£ 598	(34)
Ending Balance	£ (10,960)	(10,491)
Number of shares held by employee benefit trust	10.4
Other reserves
Disclosure of classes of share capital [line items]
Beginning Balance	£ (10,491)	(11,184)
Other comprehensive income	12	142
Amount reclassified to income statement	(23)
Purchase of shares by employee benefit trusts	(38)
Contribution from parent			11
Effect of change in ultimate holding company		(47)
Exchange movements on overseas net assets	(420)	598
Ending Balance	(10,960)	(10,491)	(11,184)
Cumulative translation reserve
Disclosure of classes of share capital [line items]
Beginning Balance	1,046	448
Exchange movements on overseas net assets	(420)	598
Ending Balance	626	1,046	448
EBT shares reserve
Disclosure of classes of share capital [line items]
Purchase of shares by employee benefit trusts	(38)
Ending Balance	(38)
Cash flow hedge reserve
Disclosure of classes of share capital [line items]
Beginning Balance	150	8
Other comprehensive income	12	142
Amount reclassified to income statement	(23)
Ending Balance	139	150	8
Merger reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(11,687)	(11,640)
Effect of change in ultimate holding company		(47)
Ending Balance	£ (11,687)	£ (11,687)	£ (11,640)